Inventory (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Inventory [Abstract]
Inventory reserve		$ 347
Gain on sale of inventory	$ 20